RIGHTS PLAN (Detail Textuals)	1 Months Ended
	Apr. 27, 2016 Right	Dec. 31, 2016 $ / shares	May 16, 2016 $ / shares	Dec. 31, 2015 $ / shares
Right Plan [Line Items]
Common stock dividend right | Right	1
Maximum beneficial ownership percentage	4.99%
Additional maximum ownership percentage allowed	1.00%
Preferred stock par value (in dollars per share)		$ 0.01		$ 0.01
Rights Plan | Series B Junior Participating Preferred Stock
Right Plan [Line Items]
Preferred stock par value (in dollars per share)			$ 0.01
Purchase price (in dollars per share)			$ 5.00